Nature of operations and going concern (Details)		10 Months Ended		12 Months Ended
	Jan. 25, 2024 USD ($) shares	Jan. 31, 2024 USD ($) item shares	Jan. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($) item	Mar. 31, 2022 CAD ($)	Jan. 23, 2024 USD ($)	Jan. 15, 2024 USD ($) item
Nature of operations and going concern
Total subscription amount		$ 2,500,000
Number of patients to participate in the study for clinical trials | item		84		84
Net loss		$ (34,701,404)	$ (2,577,667)	$ (4,238,471)	$ (2,319,932)
Comprehensive loss		$ (34,687,698)	$ (2,581,267)	$ (4,238,471)	$ (2,319,932)
Psyence Group Inc
Nature of operations and going concern
Shares issued to NCAC shareholders | shares	5,000,000	5,000,000
Convertible note liability | Maximum
Nature of operations and going concern
Senior secured convertible notes | item							4
Convertible note liability | Investors | Maximum
Nature of operations and going concern
Aggregate principal amount							$ 12,500,000
Subscription amount							10,000,000
First Tranche Note | Investors
Nature of operations and going concern
Principal amount of debt issued	$ 3,125,000	$ 3,125,000
Total subscription amount	$ 2,500,000	$ 2,500,000
Business combination agreement
Nature of operations and going concern
Amount for minimum cash condition						$ 20,000,000	$ 20,000,000
Business combination agreement | Investors
Nature of operations and going concern
Senior secured convertible notes | item							4
Business combination agreement | Convertible note liability | Maximum
Nature of operations and going concern
Aggregate principal amount							$ 12,500,000
Subscription amount							$ 10,000,000